Acquisition Date Fair Value of Each Class of Consideration Transferred - Immunologix, Inc. (Detail) (Immunologix, Inc. [Member], USD $) In Thousands, unless otherwise specified	1 Months Ended
Oct. 21, 2011
Business Acquisition [Line Items]
Fair Value of Consideration Transferred	$ 13,850
Cash [Member]
Business Acquisition [Line Items]
Fair Value of Consideration Transferred	12,758
Common Stock [Member]
Business Acquisition [Line Items]
Fair Value of Consideration Transferred	$ 1,092